OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER ASSETS	Other assets consisted of the following:
	December 31, 2024	December 31, 2023
	US$’000	US$’000

Long-term prepayment	3,140	4,292
Total	3,140	4,292